Summary prospectus supplement	July 9, 2010

Putnam Global Sector Fund Summary Prospectus dated March 31, 2010

The second paragraph is deleted in its entirety and replaced with the following disclosure:

The fund’s prospectus and SAI, both dated 3/31/10, as supplemented from time to time, are incorporated by reference into this summary prospectus.

The section Your fund’s management is deleted in its entirety and replaced with the following disclosure:

Investment advisor
Putnam Investment Management, LLC

Portfolio managers
Kelsey Chen, Portfolio Manager, portfolio manager of the fund since 2010
Tim Codrington, Portfolio Manager, portfolio manager of the fund since 2010
Steven Curbow, Portfolio Manager, portfolio manager of the fund since 2010
Vivek Gandhi, Portfolio Manager, portfolio manager of the fund since 2010
George Gianarikas, Portfolio Manager, portfolio manager of the fund since 2010
David Morgan, Portfolio Manager, portfolio manager of the fund since 2010
John Morgan, Portfolio Manager, portfolio manager of the fund since 2010
Ferat Ongoren, Portfolio Manager, portfolio manager of the fund since 2010
Nathaniel Salter, Portfolio Manager, portfolio manager of the fund since 2010
Walter Scully, Portfolio Manager, portfolio manager of the fund since 2010
Chris Stevo, Portfolio Manager, portfolio manager of the fund since 2010
Michael Yogg, Portfolio Manager, portfolio manager of the fund since 2010

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